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BISYS
YOUR VISION o OUR SOLUTIONS(TM)


May 5, 2005


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:         MMA Praxis Mutual Funds
File Nos. 33-69724 and 811-08056

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of the MMA Praxis Mutual Funds (the "Trust"), in connection with the four individual series of the Trust, MMA Praxis Core Stock Fund, MMA Praxis Intermediate Income Fund, MMA Praxis International Fund and MMA Praxis Value Index Fund (the "Funds"), that the form of Prospectus that would have been filed under Rule 497(c) by the Trust on behalf of the Funds does not differ from that contained in Post-Effective Amendment No. 19 (the "Amendment"). The Amendment was filed electronically on April 29, 2005.

Questions related to this filing should be directed to my attention at (617) 824-1370 or, in my absence, to the attention of Colin Dean at (617) 654-8624.


                                            Very truly yours,

                                            /s/ Kinga Kapuscinski

                                            Kinga Kapuscinski


cc:      John L. Liechty
         Colin Dean, Esq.





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